Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

	As of December 31,
(in thousands)	2025	2024
Prepaid advertising	€289	€2,135
Other prepaid expenses	5,179	4,022
Assets held for sale	—	100
Other assets	901	201
Total	€6,369	€6,458